UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2005

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	434-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	April 11, 2005

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       60

Form 13F Information Table value total:       $113466



List of other included managers:


No.         13F File Number       Name

FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS       CUSIP (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
7-Eleven                   COM               817826209      1505   62640SH       SOLE                 0       0  62640
Aetna Inc.                 COM              00817Y108       4729   63090SH       SOLE                 0       0  63090
Air Products and Chemicals COM              009158106        203    3200SH       SOLE                 0       0   3200
Amphenol Corp Cl A         CLASS A          032095101       2871   77505SH       SOLE                 0       0  77505
Analog Devices, Inc.       COM              032654105       1262   34920SH       SOLE                 0       0  34920
Ball Corporation           COM              058498106       2290   55205SH       SOLE                 0       0  55205
Bank of America CorporationCOM              060505104        466   10569SH       SOLE                 0       0  10569
BB&T Corporation           COM              054937107        696   17816SH       SOLE                 0       0  17816
Berkshire Hathaway B       CLASS B          084670207        251      88SH       SOLE                 0       0     88
BP Amoco                   COM              055622104        355    5686SH       SOLE                 0       0   5686
Brunswick Corp             COM               117043109      3154   67330SH       SOLE                 0       0  67330
Bunge Limited              COM              G16962105       2754   51115SH       SOLE                 0       0  51115
Canadian Nat'l Railway     COM               136375102      2755   43510SH       SOLE                 0       0  43510
Capital One Financial Corp.COM              14040H105        339    4532SH       SOLE                 0       0   4532
Charles Schwab & Co., Inc. COM               808513105       232   22037SH       SOLE                 0       0  22037
Chevrontexaco Corp         COM               166764100       260    4460SH       SOLE                 0       0   4460
Chicos Fashion Inc         COM               168615102      3998  141455SH       SOLE                 0       0 141455
Cisco Systems, Inc.        COM              17275R102        452   25290SH       SOLE                 0       0  25290
Cmkm Diamonds Inc          COM              125809103          0  614000SH       SOLE                 0       0 614000
Coca-Cola Company          COM               191216100       390    9359SH       SOLE                 0       0   9359
Cognizant Tech Sol Cl A    CLASS A          192446102       1051   22750SH       SOLE                 0       0  22750
Constellation Brands       COM              21036P108       3023   57180SH       SOLE                 0       0  57180
Covance Inc.               COM               222816100      3802   79855SH       SOLE                 0       0  79855
Danaher Corporation        COM               235851102      3482   65185SH       SOLE                 0       0  65185
Dean Foods Co              COM               242370104       964   28098SH       SOLE                 0       0  28098
Dell Inc.                  COM               247025109      3267   85041SH       SOLE                 0       0  85041
Dominion Resources, Inc.   COM              25746U109        222    2984SH       SOLE                 0       0   2984
Dun & Bradstreet CorporatioCOM              26483E100       3362   54710SH       SOLE                 0       0  54710
Energen Corp               COM              29265N108       2791   41911SH       SOLE                 0       0  41911
EOG Resources, Inc.        COM              26875P101       1142   23424SH       SOLE                 0       0  23424
Exxon Mobil Corporation    COM              30231G102       2243   37641SH       SOLE                 0       0  37641
First Data Corp.           COM               319963104       712   18108SH       SOLE                 0       0  18108
General Electric Co.       COM               369604103      2744   76094SH       SOLE                 0       0  76094
Guitar Center Inc          COM              402040109       2582   47090SH       SOLE                 0       0  47090
Horseshoe Gold Mining      COM              44075E107          2   10500SH       SOLE                 0       0  10500
Intel Corp.                COM               458140100       801   34485SH       SOLE                 0       0  34485
Johnson & Johnson          COM               478160104       273    4063SH       SOLE                 0       0   4063
L-3 Communications Hldgs   COM               502424104      2802   39450SH       SOLE                 0       0  39450
Markel Corp                COM               570535104      4098   11872SH       SOLE                 0       0  11872
MBIA, Inc                  COM              55262C100       1319   25226SH       SOLE                 0       0  25226
MBNA, Inc.                 COM              55262L100       1206   49133SH       SOLE                 0       0  49133
NCR Corporation            COM              62886E108       2857   84670SH       SOLE                 0       0  84670
Patterson Companies Inc.   COM               703412106      4447   89020SH       SOLE                 0       0  89020
PepsiCo, Inc.              COM               713448108       200    3780SH       SOLE                 0       0   3780
Pfizer, Inc.               COM               717081103       337   12843SH       SOLE                 0       0  12843
Praxair, Inc.              COM              74005P104       3475   72616SH       SOLE                 0       0  72616
Procter & Gamble Company   COM               742718109       692   13060SH       SOLE                 0       0  13060
SPDR Trust                 COM              78462F103       2735   23186SH       SOLE                 0       0  23186
Staples, Inc.              COM               855030102      3613  114948SH       SOLE                 0       0 114948
Sunoco, Inc.               COM              86764P109       3226   31160SH       SOLE                 0       0  31160
Sysco Corporation          COM               871829107      1427   39870SH       SOLE                 0       0  39870
Target Corporation         COM              87612E106        926   18520SH       SOLE                 0       0  18520
Toyota Motor Cp ADR        SPONSORED ADR     892331307      2614   35140SH       SOLE                 0       0  35140
Tyco International Ltd.    COM               902124106      3029   89613SH       SOLE                 0       0  89613
UnitedHealth Group         COM              91324P102       4506   47244SH       SOLE                 0       0  47244
W.R. Berkley Corp.         COM              084423102       3923   79085SH       SOLE                 0       0  79085
Wachovia Corp.             COM               929903102       544   10691SH       SOLE                 0       0  10691
Wellpoint Inc.             COM              94973H108       3375   26922SH       SOLE                 0       0  26922
Wells Fargo & Co., Inc.    COM               949746101       306    5120SH       SOLE                 0       0   5120
Wyeth                      COM               983024100       386    9145SH       SOLE                 0       0   9145